Income Tax	5 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 7 — Income Tax
The Company’s net deferred tax assets are as follows:

June 30, 2021
Deferred tax asset
Organizational costs/Startup expenses	$385,893
Net operating loss carryforward	50,244
Total deferred tax asset	436,137
Valuation allowance	(436,137)
Deferred tax asset, net of allowance	$—
The income tax provision consists of the following:

June 30, 2021
Federal
Current	$—
Deferred	(436,137)
State
Current	$—
Deferred	—
Change in valuation allowance	436,137
Income tax provision	$—
As of June 30, 2021, the Company had $50,244 of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended June 30, 2021, the change in the valuation allowance was $436,137.
A reconciliation of the
federal income tax rate to the Company’s effective tax rate at June 30, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(18.4)%
Non-deductible transaction costs	(0.8)%
Change in valuation allowance	(1.8)%
Income tax provision	0.0%
The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.